Explanatory notes to the Consolidated Statements of Cash Flows - Narrative (Details) € in Millions, $ in Millions				12 Months Ended
	Apr. 28, 2021 EUR (€)	Mar. 22, 2021 EUR (€)	Jan. 29, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)
Disclosure of other provisions [line items]
Non-cash items				€ 4,021		€ 1,178		€ 2,578
depreciation and amortization				5,871		2,376		2,191
provisions				(1,152)		(1,085)		31
change in deferred taxes				(654)		42		(27)
Net cash from (used in) operating activities				18,646		6,241		8,667
Consolidated profit from continuing operations				13,218		2,338	[1]	2,921	[1]
Changes in working capital				1,212		1,300		1,003
Decrease in inventories				2,201		844		502
Decrease in trade receivables				246		191		92
Decrease in trade payable				1,273		(218)		(294)
Net cash from operating activities - discontinued operations				0		1,136		1,837
Net cash from (used in) investing activities				8,674		(3,899)		(6,018)
Cash and cash equivalents of FCA at the Merger				22,514		0		0
Investments in property, plant and equipment and intangible assets				(8,687)		(2,733)		(3,544)
Change in amounts payable on property, plant and equipment and intangible assets				1,426		217		123
Net change in receivables from financing activities				(306)		37		(46)
Acquisitions of consolidated subsidiaries and equity method investments				726		276		150
Net cash (used in) investing activities - discontinued operations				3,115		1,359		2,357
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies				161		359		39
Net cash from (used in) financing activities				(1,366)		3,116		(221)
Distributions paid				4,204		0		618
Repayments of bonds				1,000
Change in securities				610		(686)		371
Changes in short-term debt and other financial assets and liabilities				846		(529)		1,110
Proceeds from issuance of shares						1,000
Changes in long-term debt				4,106		978		1,166
Net cash from (used in) financing activities - discontinued operations				0		1,091		729
Interest paid				1,185		347		88
Interest received				140		76		35
Income taxes paid (refund)				2,170		385		428
Cash outflow for leases				616		178		185
Payments of lease liabilities, classified as financing activities				566		177		185
Interest paid, classified as financing activities				50		1		0
FCA Shareholders
Disclosure of other provisions [line items]
Distributions paid			€ 2,900	2,897
Stellantis Shareholders
Disclosure of other provisions [line items]
Distributions paid	€ 1,000			1,000
Stellantis Shareholders | Faurecia S.E
Disclosure of other provisions [line items]
Distributions paid		€ 302		302
Euro Medium Term Note Programme
Disclosure of other provisions [line items]
Proceeds from borrowings				3,671
Senior Notes Programme
Disclosure of other provisions [line items]
Proceeds from borrowings				1,770	$ 2,000
Borrowings from banks & Other debt
Disclosure of other provisions [line items]
Repayments of borrowings				637
Proceeds from borrowings				309
GAC FCA JV
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method investments				196
First Investors Financial Services Group
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method investments				147
Gross amount | Euro Medium Term Note Programme
Disclosure of other provisions [line items]
Proceeds from borrowings				3,750
Gross amount | Capitalised development expenditure
Disclosure of other provisions [line items]
Investments in property, plant and equipment and intangible assets				€ (3,116)		€ (1,238)		€ (1,314)

[1]	Refer to Note 3, Scope of consolidation